As filed with the Securities and Exchange Commission on March 14, 2006
                                                     Registration No. 333-128386

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          [ ] Pre-Effective Amendment
                          ---
                                   No.
                                       ------

                          [X] Post-Effective Amendment
                          ---
                                   No.  1
                                       ---

                       REGIONS MORGAN KEEGAN SELECT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              Morgan Keegan Tower
                              50 North Front Street
                            Memphis, Tennessee 38103
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 901-524-4100

                              ALLEN B. MORGAN, JR.
                              Morgan Keegan Tower
                              50 North Front Street
                            Memphis, Tennessee 38103
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Arthur J. Brown, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                              1601 K Street, N.W.
                             Washington, D.C. 20006

For the new shares of Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund and Regions Morgan Keegan Select LEADER Money Market Fund, each a series of the Registrant, the date of the public offering was November 18, 2005. The title of securities registered is shares of beneficial interest, no par value per share.

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

                       REGIONS MORGAN KEEGAN SELECT FUNDS
                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14


Part A - Combined Proxy Statement and Prospectus - Incorporated by reference to the Registrant's Pre-Effective Amendment No. 2 filed on October 19, 2005, Edgar Accession No. 0000898432-05-000861

Part B - Statement of Additional  Information - Incorporated by reference to the
         Registrant's Pre-Effective Amendment No. 2 filed on October 19, 2005, Edgar Accession No. 0000898432-05-000861


Part C - Other Information

Signature Page

Exhibit Index

Exhibits - The sole  purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders of the reorganization described in Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-14, filed October 19, 2005, as required by Item 16(12) of Form
           N-14. Part C of this Registration Statement has been updated as necessary.

                       Regions Morgan Keegan Select Funds
                       ----------------------------------

                                    Form N-14
                           Part C - Other Information

Item 15.  Indemnification

          Article XI of the Restatement and Amendment No. 9 to the Declaration
          --------------------------------------------------------------------
          of Trust States:
          ----------------

          Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

          The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to all upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

          No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust of such Series or Class shall be solely liable therfor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

          Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representative or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

          The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

          Section 2. Limitation of Personal Liability of Trustees, Officers, Employees or Agents of the Trust.

          No Trustee, officer, employee or agent of the Trust shall have the power to bind any other Trustee, officer, employee or agent of the Trust personally. The Trustees, officers, employees or agents of the Trust incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with the Trust are, and each shall be deemed to be, acting as Trustee, officer, employee or agent of the Trust and not in his own individual capacity.

          Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.

          Section 3.  Express Exculpatory Clauses and Instruments.

          The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.


          Paragraph 7 of each of the Advisory Agreements between the  Registrant
          ----------------------------------------------------------------------
          and Morgan  Asset Management,  Inc., dated August 8, 2003 and February
          ----------------------------------------------------------------------
           18, 2005, states:
          ------------------



          Liabilities of the Advisor:
          --------------------------

          A. Except as provided below, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund or its Portfolios for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Fund.

          B. No provision of this Agreement shall be construed to protect any Director or officer of the Fund, or the Adviser, from liability in violation of Sections 17(h), 17(i), 36(a) or 36(b) of the 1940 Act.

          Paragraph 8 of the Sub-Advisory Agreement,  among the Registrant,
          ----------------------------------------------------------------------
          Morgan Asset Management, Inc. and Channing Capital Management, LLC,
          ----------------------------------------------------------------------
          dated January 20, 2004, states:
          -------------------------------

          8.  Limitation of Liability
              -----------------------

          The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, the Trust, its shareholders or by the Adviser in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its services and duties or from reckless disregard by it of its obligations and duties under this Agreement. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

           Paragraph  7  of each  of  the  Underwriting  Agreements between  the
           ---------------------------------------------------------------------
           Registrant and  Morgan Keegan & Company, Inc.,  dated August 23, 2004
           ---------------------------------------------------------------------
           and February 18, 2005 states:
           -----------------------------

           The Trust agrees to indemnify, defend and hold the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, provided, however, that the Trust shall not indemnify or defend such persons or hold them harmless with respect to any claims, demands, or liabilities based on information provided to the Trust by the Distributor; and provided further that this indemnification provision shall not inure to the benefit of any person who is an officer or director of the Trust or who controls the Trust within the meaning of
           Section 15 of the 1933 Act, as amended, unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act, as amended, and further provided that in no event shall anything contained in this Agreement be construed so as to protect the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.


Item 16.  Exhibits
          --------

(1)  (a)   Restatement  and Amendment No. 9 to the  Declaration  of Trust of the
           Registrant;(1)
     (b) Amendment No. 10 to the Amended and Restated Declaration of Trust of the Registrant;(2)
     (c) Amendment No. 11 to the Amended and Restated Declaration of Trust of the Registrant;(2)
     (d) Amendment No. 12 to the Amended and Restated Declaration of Trust of the Registrant;(2)
     (e) Amendment No. 13 to the Amended and Restated Declaration of Trust of the Registrant;(3)
     (f)  Amendment No. 14 to the Amended and Restated Declaration of Trust(8)
     (g)  Amendment No. 15 to the Amended and Restated Declaration of Trust(8)
     (h)  Amendment No. 16 to the Amended and Restated Declaration of Trust(9)
     (i)  Amendment No. 17 to the Amended and Restated Declaration of Trust(11)

(2)  (a)  By-Laws of the Registrant;(4)
     (b)  Amendment Nos. 1 through 4 to the By-Laws of the Registrant;(5)
     (c)  Amendment No. 5 to the By-Laws of the Registrant;(6)

(3)  Voting Trust Agreement - none

(4)  The Form of  Agreement  and Plan of  Reorganization;(12)

(5) Provisions of instruments defining the rights of holders of securities are contained in Articles III, VIII, X and XI of the Declaration of Trust of the Registrant and Articles IV, VI and XIV of the Bylaws of the Registrant and are incorporated herein by reference to this Item 16 (1) and (2).

(6)  (a)   Advisory   Agreement   between  the   Registrant   and  Morgan  Asset
           Management, Inc., dated August 8, 2003, with respect to Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund and Regions Morgan Keegan Select Treasury Money Market Fund (7)

     (b) Sub-Advisory Agreement among the Registrant, Morgan Asset Management, Inc. and Channing Capital Management, Inc., dated January 20, 2004, with respect to Regions Morgan Keegan Select Mid Cap Value Fund (10)

     (c) Investment Advisory Agreement between the Registrant and Morgan Asset Management, Inc., dated February 18, 2005, with respect to Regions Morgan Keegan Select LEADER Growth & Income Fund and Regions Morgan Keegan Select LEADER Money Market Fund (11)

(7)  (a)   Underwriting Agreement, dated August 23, 2004, between the Registrant and Morgan  Keegan & Company,  Inc.  with  respect to Regions  Morgan
           Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund and Regions Morgan Keegan Select Treasury Money Market Fund (10)

     (b) Underwriting Agreement, dated February 18, 2005, between the Registrant and Morgan Keegan & Company with respect to Regions Morgan Keegan Select LEADER Growth & Income Fund and Regions Morgan Keegan Select LEADER Money Market Fund (11)

(8)  Bonus or Profit Sharing Contracts - none

(9) Custodian Agreement, dated February 18, 2005, between the Registrant and Regions Bank (11)

(10) (a) Amended Distribution Plan Pursuant to Rule 12b-1 for Class C Shares dated August 23, 2004(10)
     (b)  Shareholder Services Agreement dated May 12, 2005(11)
     (c)  Conformed copy of Restated Multiple Class Plan of the Registrant;(3)

(11) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP regarding the legality of the securities being registered(11).

(12) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP regarding certain tax matters and consequences to shareholders discussed in the Combined Proxy Statement and Prospectus (filed herewith).

(13) Other Material Contracts
     (a) Administration Agreement, dated January 1, 2005, between Registrant and Morgan Keegan & Company, Inc.(10)
     (b) Administration Agreement, dated February 18, 2005, between Registrant and Morgan Keegan & Company, Inc.(11)
     (c) (i) Sub-Administration Agreement, dated January 3, 2005, between Morgan Keegan & Company, Inc. and BISYS Fund Services Ohio, Inc. with respect to Regions Morgan Keegan Select Treasury Money Market Fund and Regions Morgan Keegan Select Money Market Fund
               (13)
         (ii) Amendment to Sub-Administration Agreement, dated February 18, 2005, with respect to Regions Morgan Keegan Select Treasury Money Market Fund and Regions Morgan Keegan Select Money Market Fund and Regions Morgan Keegan Select Money Market Fund (13)

     (d) Agreement for Sub-Administrative Services, dated December 1, 2001, between the Registrant and Regions Bank(3)
     (e)  (i)  Transfer Agency and Services  Agreement, dated November 11, 2002, between the Registrant and Morgan Keegan & Company, Inc.(6)
          (ii) Amendment  No. 1, dated  August 25, 2003, to the Transfer  Agency and Services  Agreement(7)
     (f) Fund Accounting Service Agreement dated December 1, 2004 between Registrant and Morgan Keegan & Company, Inc.(10)
     (g) Fund Accounting Service Agreement dated June 1, 2004 between Registrant and Morgan Keegan & Company, Inc.(10)
     (h)  (i)  Fund  Accounting  Agreement,   dated  January  3,  2005,  between
               Registrant  and BISYS Fund  Services  Ohio,  Inc. with respect to
               Regions  Morgan  Keegan  Select  Treasury  Money  Market Fund and
               Regions Morgan Keegan Select Money Market Fund (13)
          (ii) Amendment to Fund Account Agreement, dated February 18, 2005 (13)
     (i) Fund Accounting Services Agreement, dated December 1, 2005 between Registrant and Morgan Keegan & Company with respect to Regions Morgan Keegan Select LEADER Growth & Income Fund (13)

(14)  Accountant's Consent from PricewaterhouseCoopers LLP(12)

(15) Omitted Financial Statements - none

(16) Powers of Attorney(9)

(17) Proxy Card(11)



1. Incorporated by reference to the Registrant's Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).

2. Incorporated by reference to the Registrant's Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A filed January 29, 2002 (File Nos. 33-44737 and 811-6511).

3. Incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed November 14, 2003 (File Nos. 33-44737 and 811-6511).

4. Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).

5. Incorporated by reference to the Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

6. Incorporated by reference to the Registrant's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed January 31, 2003 (File Nos. 33-44737 and 811-6511).

7. Incorporated by reference to the Registrant's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed January 30, 2004 (File Nos. 33-44737 and 811-6511).

8. Incorporated by reference to the Registrant's Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A filed on January 31, 2005 (File Nos. 33-44737 and 811-6511) and Registrant's Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A filed on December 29, 2005 (File Nos. 33-44737 and 811-6511).

9. Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 6, 2004 (File Nos. 333-121019 and 811-6511).

10. Incorporated by reference to the Registrant's Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A filed March 31, 2005 (File Nos. 33-44737 and 811-6511).

11. Previously filed in Registrant's Registration Statement on Form N-14 filed on September 16, 2005 (File Nos. 333-128386 and 811-6511).

12. Previously filed in Pre-Effective Amendment No. 2 of the Registrant's Registration Statement on Form N-14 filed October 19, 2005 (File Nos. 333-128386 and 811-6511)

13. Incorporated by reference to the Registrant's Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A filed January 30, 2006 (File Nos. 33-44737 and 811-6511).

Item 17.  Undertakings
          ------------

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 ("Post-Effective Amendment") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 14th day of March, 2006.


                                      REGIONS MORGAN KEEGAN SELECT FUNDS


                                      By:  /s/ Carter E. Anthony*
                                           -------------------------------------
                                           Carter E. Anthony, President


     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----

/s/ Carter E. Anthony*              President                 March 14, 2006
--------------------------------    (Chief Executive
Carter E. Anthony                   Officer)


/s/ Joseph C. Weller*               Treasurer (Chief          March 14, 2006
--------------------------------    Financial Officer)
Joseph C. Weller


/s/ J. Kenneth Alderman*            Trustee                   March 14, 2006
--------------------------------
J. Kenneth Alderman

/s/ Jack R. Blair*                  Trustee                   March 14, 2006
--------------------------------
Jack R. Blair

/s/ Albert C. Johnson*              Trustee                   March 14, 2006
----------------------
Albert C. Johnson

/s/ James Stillman R. McFadden*     Trustee                   March 14, 2006
--------------------------------
James Stillman R. McFadden

/s/ Allen B. Morgan, Jr.*           Trustee                   March 14, 2006
--------------------------------
Allen B. Morgan, Jr.

/s/ W. Randall Pittman*             Trustee                   March 14, 2006
--------------------------------
W. Randall Pittman

/s/ Mary S. Stone*                  Trustee                   March 14, 2006
--------------------------------
Mary S. Stone

/s/ Archie W. Willis III*           Trustee                   March 14, 2006
--------------------------------
Archie W. Willis III



/s/ Arthur J. Brown
--------------------
* Signed by Arthur J. Brown, Attorney-in-Fact,
pursuant to Powers of Attorney filed on December 6, 2004
in the Registrant's Form N-14, SEC Accession No. 0000898432-04-00106
and Powers of Attorney filed on December 29, 2005 in the Registrant's Form N-1A, SEC Accession No. 0000898432-05-001050

                                  Exhibit Index


Exhibit(12)    Tax Opinion of Kirkpatrick & Lockhart Nicholson Graham LLP